STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Equity [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	51,910,000	51,610,000	10,000
Common stock, shares outstanding	51,910,000	51,610,000	10,000
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0